Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Professional service fee	6,319	1,235
Advertising expense payables	2,703	5,369
Promotional expense payables	5,862	4,639
Others	5,582	6,121
Total	20,466	17,364